Accounts receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable – billed	$ 278	$ 223
Accounts receivable – unbilled	194	201
Other receivables	28	5
Billed and unbilled trade receivables and other receivables	500	429
Allowance for doubtful accounts	(2)	(1)	$ (2)
Total	$ 498	$ 428